SHORT-TERM INVESTMENTS, NET - Additional Information (Details) ¥ / shares in Units, $ in Thousands						12 Months Ended
	Mar. 26, 2021 CNY (¥)	May 11, 2020 USD ($)	Apr. 15, 2020 item	Mar. 17, 2020 CNY (¥) ¥ / shares shares	Mar. 12, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 ¥ / shares
Schedule of Investments [Line Items]
Interest income						$ 20,799	¥ 135,713,000	¥ 79,407,000	¥ 8,915,000
Impairment of trust investments						174,712				¥ 1,140,000,000
Number of trust investments | item			2
UCAR Inc
Schedule of Investments [Line Items]
Closing price of shares | ¥ / shares				¥ 1.00							¥ 0.99
Xiamen Trust
Schedule of Investments [Line Items]
Annual rate of return for Trustors					6.10%
Contractual annual rate of return					7.20%
Xiamen Trust
Schedule of Investments [Line Items]
Period of investment from establishment date					12 months
Investment amount					¥ 600,000,000
Luckin China | Xiamen Trust
Schedule of Investments [Line Items]
Investment amount					590,000,000
Luckin China | Yunnan Trust
Schedule of Investments [Line Items]
Investment amount				¥ 550,000,000
Meifu Jiaye | Xiamen Trust
Schedule of Investments [Line Items]
Investment amount					¥ 10,000,000
Meifu Jiaye | Yunnan Trust
Schedule of Investments [Line Items]
Investment amount				¥ 50,000,000
Yunnan Trust
Schedule of Investments [Line Items]
Period of investment from establishment date				24 months
Investment amount				¥ 600,000,000
Yunnan Trust | Yousheng Information
Schedule of Investments [Line Items]
Percent of equity interests held				46.15%
Yousheng Information | Yunnan Trust | UCAR Inc
Schedule of Investments [Line Items]
Shares pledged | shares				40,360,000.0000
Yousheng Development
Schedule of Investments [Line Items]
Registered capital				¥ 5,000,000
Yousheng Development | Yousheng Information
Schedule of Investments [Line Items]
Percent of equity interests held				53.85%
Yousheng Development | Yunnan Trust
Schedule of Investments [Line Items]
Annual rate of return for Trustors				6.50%
Contractual annual rate of return				7.10%
Hong Kong Bondholder Action
Schedule of Investments [Line Items]
Maximum value of assets to freeze upon injunction order | $		$ 160,000
Subsequent event | Luckin China | Xiamen Trust
Schedule of Investments [Line Items]
Maximum value of assets to freeze upon injunction order	¥ 1,680
Short-term investments
Schedule of Investments [Line Items]
Interest income						$ 10,256	¥ 66,923,000	¥ 22,318,000	¥ 6,594,000